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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number: ______________
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kidron Capital LLC
Address: 601 Carlson Parkway
         Suite 730
         Minnetonka, MN 55305

Form 13F File Number: 028-11591

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles M. Webster
Title:   Managing Member
Phone:   (952) 404-2309

Signature, Place, and Date of Signing:


/s/ Charles M. Webster              Minnetonka, Minnesota   November 5, 2008
---------------------------------   ---------------------   --------------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            10
Form 13F Information Table Value Total:      $237,581
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                      VOTING AUTHORITY
                                                         TOTAL VALUE                INVESTMENT   -------------------------
ISSUER                      CLASS              CUSIP       (x1000)       SHARES     DISCRETION      SOLE     SHARED   NONE
-------------------------  --------------    ---------   -----------    ---------   ----------   ---------   ------   ----
AON CORP                    COM              037389103      99,633      2,216,038   SOLE         2,216,038
COMPASS MINERALS INTL INC   COM              20451N101      26,525        506,300   SOLE           506,300
COURIER CORP                COM              222660102       1,005         49,384   OTHER           49,384
DCP MIDSTREAM PARTNERS LP   COM UT LTD PTN   23311P100      10,369        612,841   OTHER          612,841
DELL INC                    COM              24702R101      36,338      2,205,000   OTHER        2,205,000
ENCORE CAP GROUP INC        COM              292554102      12,523        914,100   OTHER          914,100
EXTERRAN PARTNERS LP        COM UNITS        30225N105      11,030        729,062   DEFINED        729,062
FIRSTSERVICE CORP           SUB VTG SH       33761N109       9,593        656,168   OTHER          656,168
POLYONE CORP                COM              73179P106      19,856      3,078,500   OTHER        3,078,500
TEEKAY LNG PARTNERS L P     PRTNRSP UNITS    Y8564M105      10,709        682,159   OTHER          682,159